Summary of Significant Accounting Policies - Property and Equipment Useful Life (Details) - Computer equipment and software, furniture and fixtures, and test equipment	12 Months Ended
Sep. 24, 2022
Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years